Financial instruments and risk management - Fair value settled amounts (Details) - BRL (R$) R$ in Thousands	3 Months Ended		6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Jun. 30, 2025
Disclosure of detailed information about financial instruments [line items]
Proceeds From (Payments For) Derivative Instrument, Settlement	R$ (58,091)	R$ 530,655
Operational Hedge
Disclosure of detailed information about financial instruments [line items]
Proceeds From (Payments For) Derivative Instrument, Settlement	51,272	(5,492)
Commodity Hedge
Disclosure of detailed information about financial instruments [line items]
Proceeds From (Payments For) Derivative Instrument, Settlement	47,820	(712)
Debt hedges
Disclosure of detailed information about financial instruments [line items]
Proceeds From (Payments For) Derivative Instrument, Settlement	(157,183)	536,859
Zero cost collar (R$ x U.S.$) | Operational Hedge
Disclosure of detailed information about financial instruments [line items]
Proceeds From (Payments For) Derivative Instrument, Settlement	34,350	9,922
NDF (R$ x US$) | Operational Hedge
Disclosure of detailed information about financial instruments [line items]
Proceeds From (Payments For) Derivative Instrument, Settlement	16,922	(15,388)
NDF (RMB x US$) | Operational Hedge
Disclosure of detailed information about financial instruments [line items]
Proceeds From (Payments For) Derivative Instrument, Settlement		(26)
Swap VLSFO/other | Commodity Hedge
Disclosure of detailed information about financial instruments [line items]
Proceeds From (Payments For) Derivative Instrument, Settlement	47,820	(712)
Swap CDI x Fixed (US$) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Proceeds From (Payments For) Derivative Instrument, Settlement	147,794	408,373
Swap IPCA x CDI (notional in Brazilian Reais) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Proceeds From (Payments For) Derivative Instrument, Settlement	(140,343)	(321,139)
Swap Pre-Fixed to CDI | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Proceeds From (Payments For) Derivative Instrument, Settlement	(304,358)
Swap IPCA to Fixed (US$) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Proceeds From (Payments For) Derivative Instrument, Settlement		(16,455)
Swap SOFR x SOFR (US$) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Proceeds From (Payments For) Derivative Instrument, Settlement			R$ 1,504
Swap SOFR x Fixed (US$) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Proceeds From (Payments For) Derivative Instrument, Settlement	117,659	212,326
Swap SOFR x Fixed (US$) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Proceeds From (Payments For) Derivative Instrument, Settlement	R$ 22,065	R$ 252,250